Note 6 - Fair Value Measurement and Financial Instruments (Details Textual) - USD ($)	3 Months Ended
	Mar. 31, 2014	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Payment in Kind (PIK) Note [Member] | Fair Value, Inputs, Level 3 [Member]
Convertible Debt, Fair Value Disclosures			$ 21,800,000	$ 27,500,000
Payment in Kind (PIK) Note [Member]
Convertible Debt, Fair Value Disclosures		$ 23,463,323	$ 21,789,259
Warrant Derivative Liability [Member]
DerivativeLiabilitiesChangeInValuation	$ (118,500)
PIK Note Derivative Liability [Member]
DerivativeLiabilitiesChangeInValuation	$ (126,000)